Loans, allowance for loan losses and credit quality	6 Months Ended
Jun. 30, 2023
Loans
12 Loans
end of	6M23	2022
Loans (CHF million)
Mortgages	104,202	107,484
Loans collateralized by securities	31,776	37,639
Consumer finance	5,877	5,701
Consumer	141,855	150,824
Real estate	23,153	25,463
Commercial and industrial loans	58,665	62,740
Financial institutions	26,964	27,955
Governments and public institutions	2,258	2,555
Corporate & institutional	111,040	118,713
Gross loans	252,895	269,537
of which held at amortized cost	248,339	262,179
of which held at fair value	4,556	7,358
Net (unearned income)/deferred expenses	(86)	(71)
Allowance for credit losses	(1,522)	(1,362)
Net loans	251,287	268,104
Gross loans by location (CHF million)
Switzerland	158,830	166,982
Foreign	94,065	102,555
Gross loans	252,895	269,537
Impaired loan portfolio (CHF million)
Non-performing loans	1,626	1,614
Non-interest-earning loans	286	338
Non-accrual loans	1,912	1,952
Restructured loans [1]	–	484
Potential problem loans	1,323	977
Other impaired loans	1,323	1,461
Gross impaired loans [2]	3,235	3,413
1
In connection with the adoption of new accounting guidance for loan modifications on January 1, 2023, the previous accounting guidance for troubled debt restructurings was superseded, with disclosures under the new accounting guidance applied prospectively. Accordingly, restructured loans were reclassified to either potential problem loans or non-impaired loans and are no longer presented as its own impaired loan category.

2
As of the end of 6M23 and 2022, CHF 102 million and CHF 130 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

> Refer to “Note 18 – Loans in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information.
> Refer to “Loans” in Note 1 – Summary of significant accounting policies in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information on loans and categories of impaired loans.
> Refer to “Note 13 – Financial instruments measured at amortized cost and credit losses” for further information on loans held at amortized cost.